Condensed Statements Of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows — operating activities:
Net income (loss)	$ (299)	$ (354)	$ (102)
Adjustments to reconcile net income (loss) to cash used in operating activities:
Equity in earnings of unconsolidated subsidiary	(334)	(349)	(335)
Distributions of earnings from unconsolidated subsidiary	322	202	213
Deferred income taxes, net	0	(51)	(55)
Adjustments for allowed claims related to LSTC	(96)	0	0
Third-Party Fees Related to Debt Amendment and Extension Transactions	28	94	0
Interest expense on toggle notes payable in additional principal	0	65	176
Reserve recorded for income tax receivable from EFH Corp.	173	125	110
Loss on exchange and settlement of EFIH First Lien Notes	0	108	0
Amortization of debt related balances	0	(17)	(52)
Mark-to-market gain reclassified from accumulated other comprehensive income	0	0	(284)
Other, net	5	4	6
Changes in operating assets and liabilities:
Pre-Petition Interest Paid and Accrued On Pre-Petition Debt	(57)	(128)	0
Assets	0	(2)	(4)
Accrued Interest	0	144	2
Other liabilities (primarily accrued taxes)	(36)	(84)	(103)
Cash used in operating activities	(294)	(243)	(428)
Cash flows — financing activities:
Proceeds from EFIH DIP Facility before fees paid	0	3,564	0
Fees paid for the Dip Facility	(28)	(94)	0
Repayments/repurchases of debt	(481)	(2,312)	0
Interest received on holdings of affiliate debt	0	0	252
Distributions to EFH Corp.	0	0	(680)
Proceeds from (Payments for) Other Financing Activities	0	0	(6)
Cash provided by (used in) financing activities	(509)	1,158	(434)
Cash flows — investing activities:
Restricted cash related to debt issuance	0	0	680
Cash provided by investing activities	0	0	680
Net change in cash and cash equivalents	(803)	915	(182)
Cash and cash equivalents - beginning balance	1,157	242	424
Cash and cash equivalents - ending balance	$ 354	$ 1,157	$ 242